Subsequent Events (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 03, 2016 USD ($)	Mar. 31, 2017 USD ($)	Apr. 01, 2016 USD ($) employee	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Subsequent Event [Line Items]
Borrowings on long term debt				$ 682,500	$ 350,000
Subsequent Event | Term A Loan due 2021
Subsequent Event [Line Items]
Face amount on debt instrument			$ 640,000
Periodic principal payment		$ 8,000
Deferred Finance Costs, Noncurrent, Gross			12,000
Subsequent Event | Line of Credit due 2021
Subsequent Event [Line Items]
Long-term Line of Credit			80,000
Borrowings on long term debt			$ 400,000
Annual commitment fee on the unused portion (as a percent)		0.30%
Subsequent Event | Base Rate | Term A Loan due 2021
Subsequent Event [Line Items]
Basis spread on variable rate		0.75%
Subsequent Event | Eurodollar | Term A Loan due 2021
Subsequent Event [Line Items]
Basis spread on variable rate		1.75%
Scenario, Forecast
Subsequent Event [Line Items]
Write off of Deferred Debt Issuance Cost	$ 1,521
Action Sports | Subsequent Event
Subsequent Event [Line Items]
Number of employees | employee			600
Business acquisition purchase price			$ 400,000